UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.3%          Alliant Techsystems, Inc., 3%, 8/15/24 (a)(b)                         $    5,000  $   7,631,250
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%              Allison Transmission, 11.25%, 11/01/15 (b)(c)                              1,730      1,574,300
                                    The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                               2          2,110
                                    Lear Corp., 8.75%, 12/01/16                                                1,020        925,650
                                    Metaldyne Corp., 11%, 6/15/12                                              9,350      3,085,500
                                    Venture Holdings Co. LLC, 12%, 6/01/09 (d) (n)                             4,450              0
                                    Venture Holdings Co. LLC Series B, 9.50%,
                                    7/01/05 (d)(e)(n)                                                          1,800            180
                                                                                                                      -------------
                                                                                                                          5,587,740
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.5%            CPG International I, Inc., 9.904%, 7/01/12 (f)                             7,500      6,225,000
                                    CPG International I, Inc., 10.50%, 7/01/13                                 1,300      1,079,000
                                    Masonite International Corp., 11%, 4/06/15                                 2,270      1,520,900
                                                                                                                      -------------
                                                                                                                          8,824,900
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%              E*Trade Financial Corp., 12.50%, 11/30/17 (b)                             10,000     10,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%                    American Pacific Corp., 9%, 2/01/15                                        1,490      1,467,650
                                    ArCo Chemical Co., 9.80%, 2/01/20                                          3,550      2,982,000
                                    GEO Specialty Chemicals Inc., 7.50%, 3/31/15 (a)                           3,772      2,824,350
                                    GEO Specialty Chemicals, Inc., 11.283%,
                                    12/31/09 (a)                                                               6,415      4,803,231
                                    Hanna (M.A.) Co., 6.89%, 9/22/08                                           2,500      2,500,000
                                    Hexion U.S. Finance Corp., 7.176%,
                                    11/15/14 (f)                                                               5,100      4,845,000
                                    MacDermid, Inc., 9.50%, 4/15/17 (b)                                        6,360      6,169,200
                                    NOVA Chemicals Corp., 5.953%, 11/15/13 (f)                                12,305     10,582,300
                                                                                                                      -------------
                                                                                                                         36,173,731
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%             Investcorp SA, 7.54%, 10/21/08                                             1,500      1,500,918
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               PNA Intermediate Holding Corp., 9.676%,
Supplies - 1.6%                     2/15/13 (c)(f)                                                             1,090        940,125
                                    Sally Holdings LLC, 10.50%, 11/15/16                                       3,043      2,966,925
                                    US Investigations Services, Inc., 10.50%, 11/01/15 (b)                     3,400      3,077,000
                                    West Corp., 11%, 10/15/16                                                  3,270      2,893,950
                                                                                                                      -------------
                                                                                                                          9,878,000
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.8%       Nortek Holdings, Inc., 10%, 12/01/13 (b)                                   6,830      6,787,313
                                    Nortek, Inc., 8.50%, 9/01/14                                               5,850      4,095,000
                                                                                                                      -------------
                                                                                                                         10,882,313
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 4.6%       Berry Plastics Holding Corp., 6.651%,
                                    9/15/14 (f)                                                                  375        316,875
                                    Berry Plastics Holding Corp., 8.875%, 9/15/14                                665        608,475
                                    Graphic Packaging International Corp., 9.50%, 8/15/13                        705        710,288
                                    Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                         6,215      4,101,900
                                    Smurfit Kappa Funding Plc, 7.75%, 4/01/15                                 13,625     12,364,688

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/01/12            $    1,600  $   1,488,000
                                    Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                     2,600      2,242,500
                                    Wise Metals Group LLC, 10.25%, 5/15/12                                     6,325      5,518,563
                                                                                                                      -------------
                                                                                                                         27,351,289
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                 Buhrmann US, Inc., 7.875%, 3/01/15                                         2,000      1,892,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                NBC Acquisition Corp., 11%, 3/15/13 (m)                                    3,875      3,410,000
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)                           5,744      2,871,845
Services - 1.3%                     Ford Motor Credit Co. LLC, 5.80%, 1/12/09                                    760        745,666
                                    Ford Motor Credit Co. LLC, 5.46%, 1/13/12 (f)                              2,680      2,264,571
                                    Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (f)                               750        737,796
                                    Preferred Term Securities VI, Ltd. (b)                                        35      1,330,000
                                                                                                                      -------------
                                                                                                                          7,949,878
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Qwest Corp., 6.026%, 6/15/13 (f)                                           2,675      2,594,750
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%           NSG Holdings LLC, 7.75%, 12/15/25 (b)                                      5,380      5,312,750
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              Muzak Holdings, LLC, 13%, 3/15/10 (m)                                      2,675      1,350,875
Instruments - 1.1%                  NXP BV, 5.463%, 10/15/13 (f)                                               5,520      5,050,800
                                                                                                                      -------------
                                                                                                                          6,401,675
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15                    245        248,063
Services - 2.4%                     Ocean RIG ASA, 6.791%, 4/04/11 (f)                                         8,000      8,000,000
                                    SemGroup LP, 8.75%, 11/15/15 (b)                                           6,300      6,142,500
                                                                                                                      -------------
                                                                                                                         14,390,563
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%     Rite Aid Corp., 9.375%, 12/15/15                                           1,910      1,489,800
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                El Paso Performance-Linked Trust, 7.75%, 7/15/11 (b)                       2,900      2,983,172
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             LVB Acquisition Merger Sub, Inc., 10%, 10/15/17 (b)                        1,200      1,287,000
Supplies - 3.2%                     LVB Acquisition Merger Sub, Inc., 10.375%, 10/15/17 (b)(c)                 1,200      1,275,000
                                    LVB Acquisition Merger Sub, Inc., 11.625%, 10/15/17 (b)                    1,600      1,696,000
                                    ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (b)                    15,000     15,000,000
                                                                                                                      -------------
                                                                                                                         19,258,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             Community Health Systems, Inc. Series WI, 8.875%, 7/15/15                  2,575      2,655,469
Services - 0.6%                     Universal Hospital Services, Inc., 6.303%, 6/01/15 (f)                       930        881,175
                                                                                                                      -------------
                                                                                                                          3,536,644
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               HRP Myrtle Beach Operations LLC, 7.383%, 4/01/12 (b)(f)                    5,000      4,400,000
Leisure - 7.1%

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    HRP Myrtle Beach Operations LLC, 12.50%, 4/01/13 (b)                  $    5,000  $   3,750,000
                                    HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (b)(c)                      6,650      4,023,558
                                    Harrah's Operating Co., Inc., 10.75%,
                                    2/01/16 (b)                                                               10,131      8,788,643
                                    Harrah's Operating Co., Inc., 10.75%,
                                    2/01/18 (b)(c)                                                             4,260      3,211,911
                                    Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)            2,560      2,393,600
                                    Pinnacle Entertainment, Inc., 7.50%,
                                    6/15/15 (b)                                                                1,620      1,336,500
                                    Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)               1,370      1,195,325
                                    Snoqualmie Entertainment Authority, 6.936%, 2/01/14 (b)(f)                 1,015        786,625
                                    Station Casinos, Inc., 7.75%, 8/15/16                                      3,400      2,830,500
                                    Travelport LLC, 7.307%, 9/01/14 (f)                                        2,600      2,210,000
                                    Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (d)                  830        464,800
                                    Tunica-Biloxi Gaming Authority, 9%,
                                    11/15/15 (b)                                                               3,000      2,925,000
                                    Universal City Florida Holding Co. I, 7.623%, 5/01/10 (f)                  4,375      4,298,438
                                                                                                                      -------------
                                                                                                                         42,614,900
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%           Jarden Corp., 7.50%, 5/01/17                                               1,910      1,704,675
                                    Stanley-Martin Communities LLC, 9.75%, 8/15/15                             2,250      1,012,500
                                    The Yankee Candle Co., Inc., 9.75%, 2/15/17                                  920        717,600
                                                                                                                      -------------
                                                                                                                          3,434,775
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                       3,200      3,296,000
Energy Traders - 1.0%               Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (b)(c)       2,400      2,436,000
                                                                                                                      -------------
                                                                                                                          5,732,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                    Alliant Holdings I, Inc., 11%, 5/01/15 (b)                                 2,500      2,162,500
                                    USI Holdings Corp., 6.551%, 11/15/14 (b)(f)                                1,630      1,312,150
                                                                                                                      -------------
                                                                                                                          3,474,650
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                    Esco Corp., 6.651%, 12/15/13 (b)(f)                                        3,070      2,824,400
                                    RBS Global, Inc., 8.875%, 9/01/16                                          1,685      1,626,025
                                    Titan International, Inc., 8%, 1/15/12                                     1,530      1,541,475
                                                                                                                      -------------
                                                                                                                          5,991,900
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                       Navios Maritime Holdings, Inc., 9.50%, 12/15/14                              465        478,950

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (b)                   $    1,760  $   1,144,000
                                                                                                                      -------------
                                                                                                                          1,622,950
-----------------------------------------------------------------------------------------------------------------------------------
Media - 7.4%                        Affinion Group, Inc., 10.125%, 10/15/13                                      280        286,300
                                    Affinion Group, Inc., 11.50%, 10/15/15                                       800        813,000
                                    Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (f)                    5,950      5,979,750
                                    Cadmus Communications Corp., 8.375%, 6/15/14                               2,000      1,700,000
                                    Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14                   5,000      4,675,000
                                    Charter Communications Holdings LLC, 10%, 4/01/09                          3,750      3,665,625
                                    Charter Communications Holdings LLC, 11.125%, 1/15/11                      1,319        896,920
                                    Charter Communications Holdings LLC, 10%, 5/15/11                          1,978      1,384,600
                                    Mediacom LLC, 9.50%, 1/15/13                                               3,875      3,700,625
                                    Network Communications, Inc., 10.75%, 12/01/13                                20         15,300
                                    Nielsen Finance LLC, 10%, 8/01/14 (b)                                      4,110      4,238,438
                                    Paxson Communications Corp., 5.963%, 1/15/12 (b)(f)                        2,800      2,338,000
                                    Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18 (a)(m)             3,235      2,972,156
                                    Sirius Satellite Radio, Inc., 9.625%, 8/01/13                              5,795      4,969,213
                                    TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                                 5,230      4,759,300
                                    Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)                       2,665      1,785,550
                                                                                                                      -------------
                                                                                                                         44,179,777
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%              Aleris International, Inc., 9%, 12/15/14 (c)                               1,410      1,152,675
                                    Aleris International, Inc., 10%, 12/15/16                                  1,500      1,076,250
                                    Indalex Holding Corp. Series B, 11.50%, 2/01/14                            2,854      1,555,430
                                    RathGibson, Inc., 11.25%, 2/15/14                                          4,550      4,481,750
                                    Ryerson, Inc., 10.248%, 11/01/14 (b)(f)                                    6,720      6,199,200
                                                                                                                      -------------
                                                                                                                         14,465,305
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Chaparral Energy, Inc., 8.50%, 12/01/15                                    1,410      1,247,850
Fuels - 0.9%                        Compton Petroleum Finance Corp., 7.625%, 12/01/13                          2,220      2,172,825
                                    SandRidge Energy, Inc., 6.416%, 4/01/14 (b)(f)                             2,000      1,960,000
                                                                                                                      -------------
                                                                                                                          5,380,675
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 7.1%      Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (f)                            6,500      2,925,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Ainsworth Lumber Co. Ltd., 6.551%,
                                    10/01/10 (f)                                                          $   10,609  $   5,092,320
                                    Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12                                   866        389,700
                                    Ainsworth Lumber Co. Ltd., 6.801%, 4/01/13 (f)                             9,830      5,013,300
                                    Bowater, Inc., 9%, 8/01/09                                                   640        579,200
                                    Bowater, Inc., 5.776%, 3/15/10 (f)                                         7,600      6,004,000
                                    Domtar Corp., 7.125%, 8/15/15                                              3,775      3,605,125
                                    NewPage Corp., 9.123%, 5/01/12 (f)                                         8,000      8,360,000
                                    NewPage Corp., 10%, 5/01/12 (b)                                            2,720      2,896,800
                                    NewPage Corp., 12%, 5/01/13                                                3,325      3,516,188
                                    Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (f)                     4,400      4,092,000
                                                                                                                      -------------
                                                                                                                         42,473,633
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%              Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (f)                      5,000      4,325,000
                                    Elan Finance Plc, 6.676%, 11/15/11 (f)                                     4,825      4,535,500
                                    Elan Finance Plc, 7.75%, 11/15/11                                          3,525      3,445,688
                                                                                                                      -------------
                                                                                                                         12,306,188
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       RAIT Financial Trust, 6.875%, 4/15/27 (a)(b)                               3,500      1,815,625
(REITs) - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Realogy Corp., 10.50%, 4/15/14                                             4,770      3,577,500
Development - 1.5%                  Realogy Corp., 11%, 4/15/14 (c)                                            6,190      4,023,500
                                    Realogy Corp., 12.375%, 4/15/15                                            2,815      1,534,175
                                                                                                                      -------------
                                                                                                                          9,135,175
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                  Swift Transportation Co., Inc., 10.426%, 5/15/15 (b)(f)                    5,060      1,669,800
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Freescale Semiconductor, Inc., 8.875%, 12/15/14                            1,330      1,177,050
Equipment - 0.6%                    Spansion, Inc., 5.807%, 6/01/13 (b)(f)                                     3,370      2,460,100
                                                                                                                      -------------
                                                                                                                          3,637,150
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                     BMS Holdings, Inc., 9.954%, 2/15/12 (b)(c)(f)                              2,567      1,540,006
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.3%             Buffets, Inc., 12.50%, 11/01/14 (d)(g)                                     1,440         28,800
                                    General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(f)                    5,560      4,832,881
                                    General Nutrition Centers, Inc., 10.75%, 3/15/15                           4,480      4,009,600
                                    Michaels Stores, Inc., 10%, 11/01/14                                       2,240      2,072,000
                                    Michaels Stores, Inc., 11.375%, 11/01/16                                   2,785      2,395,100
                                    Movie Gallery, Inc., 11%, 5/01/12 (d)                                     21,700      5,425,000
                                    United Auto Group, Inc., 7.75%, 12/15/16                                   1,380      1,283,400
                                                                                                                      -------------
                                                                                                                         20,046,781
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Centennial Communications Corp., 8.541%, 1/01/13 (f)                       1,905      1,814,513
Services - 3.5%

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Cricket Communications, Inc., 9.375%, 11/01/14                        $    2,760  $   2,663,400
                                    Cricket Communications, Inc., 9.375%, 11/01/14 (b)                           920        887,800
                                    Digicel Group Ltd., 8.875%, 1/15/15 (b)                                    3,560      3,266,300
                                    Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                                 7,248      6,080,380
                                    FiberTower Corp., 9%, 11/15/12 (a)                                           350        267,750
                                    FiberTower Corp., 9%, 11/15/12 (a)(b)                                      2,150      1,644,750
                                    iPCS, Inc., 4.998%, 5/01/13 (f)                                            1,250      1,075,000
                                    Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                     2,600      2,561,000
                                    Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                             755        722,913
                                                                                                                      -------------
                                                                                                                         20,983,806
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds - 71.3%                                                       428,454,969
-----------------------------------------------------------------------------------------------------------------------------------

                                    Senior Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%          Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
                                    4.73%, 3/31/14                                                                27         24,896
                                    Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                    4.696% - 6.83%, 3/31/14                                                      456        427,217
                                    IAP Worldwide Services, Inc. Term Loan, 9.0%, 12/31/12                     1,136        935,702
                                                                                                                      -------------
                                                                                                                          1,387,815
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                     Delta Air Lines, Inc. First Lien Term Loan, 2.55% - 6.83%, 5/15/12         1,980      1,680,171
                                    US Airways Group, Inc. Term Loan B, 5.18%,
                                    3/22/14                                                                    1,980      1,342,440
                                    United Air Lines, Inc. Term Loan B, 4.69% - 4.94%, 1/30/14                 1,068        816,207
                                                                                                                      -------------
                                                                                                                          3,838,818
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 2.6%              Allison Transmission Term Loan B, 5.48% - 7.90%, 8/07/14                   7,738      7,086,401
                                    Delphi Automotive Systems Term Loan, 8.50%, 12/31/08                       2,723      2,673,023
                                    Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 4/30/14          2,000      1,868,500
                                    Intermet Corp. Letter of Credit, 7.94%, 11/08/10                           1,685      1,487,176
                                    Intermet Corp. Term Loan B, 7.99%, 11/08/10                                1,163      1,025,933
                                    Metaldyne Corp. Letter of Credit, 5.17% - 6.50%, 1/15/12                      87         67,825
                                    Metaldyne Corp. Term Loan B, 6.50%, 1/15/14                                  588        461,207
                                    TRW Automotive, Inc. Term Loan B, 4.69% - 6.88%, 12/31/13                    993        964,958
                                                                                                                      -------------
                                                                                                                         15,635,023
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                    Culligan International Second Lien Term Loan, 8.84%, 4/24/13          EUR  1,500  $   1,166,807
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                Talecris Biotherapeutics, Inc. First Lien Term Loan, 6.57%, 11/13/14  $    1,492      1,358,123
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%            Building Material Corp. of America First Lien Term Loan,
                                    5.688%, 2/22/14                                                            3,000      2,681,250
                                    Masonite International Term Loan, 4.63% - 5.046%, 4/06/13                  1,873      1,775,062
                                    Masonite International Term Loan B, 4.63% - 5.046%, 4/06/13                1,877      1,778,086
                                                                                                                      -------------
                                                                                                                          6,234,398
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.7%                    Flint Group Term Loan, 4.88%, 12/20/14                                     2,000      1,774,376
                                    Huish Detergents, Inc. First Lien Term Loan, 4.70%, 4/15/14                2,985      2,643,316
                                    Huish Detergents, Inc. Second Lien Term Loan, 6.95%, 10/15/14              1,250      1,050,000
                                    Huntsman ICI Holdings Term Loan B, 6.615%, 8/16/12                         1,636      1,582,845
                                    Ineos Group Plc Term Loan B, 4.885%, 2/20/15                               1,625      1,486,875
                                    Ineos Group Plc Term Loan C, 5.385%, 2/20/14                               1,625      1,486,875
                                    PQ Corp. First Lien Term Loan, 6.15%, 5/29/15                              2,000      1,875,000
                                    PQ Corp. Second Lien Term Loan, 9.40%, 5/29/16                            12,500     11,000,000
                                    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                    4.399%, 12/10/12                                                             617        589,257
                                    Solutia, Inc. Term Loan, 15.50%, 4/21/15                                   2,468      2,412,650
                                    Wellman, Inc. Second Lien Term Loan, 11.66%, 2/10/10 (d)                  10,000      2,300,000
                                                                                                                      -------------
                                                                                                                         28,201,194
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               ARAMARK Corp. Letter of Credit, 5.198%,
Supplies - 5.2%                     1/30/14                                                                      474        444,785
                                    ARAMARK Corp. Term Loan B, 4.57%, 1/30/14                                  7,462      7,001,204
                                    Euramax International Plc First Lien Term Loan, 7.813%, 6/29/12            2,436      2,094,792
                                    Euramax International Plc Second Lien Term Loan, 12.646%, 6/29/13          3,750      2,212,500
                                    Jason, Inc. Term Loan B, 7.25%, 4/30/10                                    1,465      1,279,843
                                    John Maneely Co. Term Loan B, 5.966% - 6.02%, 12/15/13                     1,344      1,251,684
                                    NES Rentals Holdings, Inc. Term Loan C, 11.875%, 7/12/13                   3,020      2,355,597
                                    Service Master Bridge Loan, 8.42%, 7/28/08                                 6,070      4,856,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Waste Services, Inc. Term Loan D, 5.15%, 3/31/11                      $    5,914  $   5,840,253
                                    West Corp. Term Loan, 5.465% - 6.093%, 10/31/13                            3,960      3,661,638
                                                                                                                      -------------
                                                                                                                         30,998,296
-----------------------------------------------------------------------------------------------------------------------------------
Communications                      Alltel Corp. Term Loan B3, 5.466% - 5.568%, 5/18/15                        6,982      6,472,346
Equipment - 1.2%                    SafeNet, Inc. First Lien Term Loan, 5.46%, 5/11/15                           993        858,513
                                                                                                                      -------------
                                                                                                                          7,330,859
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%      Intergraph Corp. Term Loan, 5.27% - 7.08%, 5/15/14                           419        402,466
                                    Intergraph Corp. Term Loan, 9.09%, 11/15/14                                1,000        963,750
                                                                                                                      -------------
                                                                                                                          1,366,216
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%   Brand Energy & Infrastructure Services, Inc. Term Loan B,
                                    5.0% - 5.188%, 2/15/14                                                       493        447,842
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%       Headwaters, Inc. Term Loan B-1, 4.90%, 4/30/11                             1,963      1,869,281
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.6%       Anchor Glass Container Corp. Term Loan B, 5.113%, 5/03/13                  2,216      2,188,599
                                    Berry Plastics Corp. Term Loan B, 9.728% - 11.646%, 6/15/14                9,222      6,455,623
                                    Consolidated Container Co. LLC Second Lien Term Loan,
                                    8.751% - 10.581%, 10/15/14                                                   350        152,250
                                    Graham Packaging Co. LP Term Loan B, 7.188% - 8.0%, 4/15/11                  491        468,557
                                                                                                                      -------------
                                                                                                                          9,265,029
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                 Keystone Automotive Operations, Inc. Term Loan B,
                                    6.21% - 7.75%, 1/15/12                                                     1,677      1,333,068
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                Coinmach Laundry Corp. Term Loan B, 6.07% - 7.0%,
Services - 0.8%                     11/15/14                                                                   5,500      4,867,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               J.G. Wentworth Manufacturing Term Loan B, 7.45%, 4/15/14                   4,000      3,150,000
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Winstar Communications Debtor In Possession, 6.366%, 12/31/06 (e)          3,162      4,813,949
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%         Generac Power Systems, Inc. First Lien Term Loan, 5.288%, 11/15/13         3,000      2,437,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  Dresser, Inc. First Lien Term Loan, 5.113% - 5.565%, 5/15/14               2,946      2,815,602
Services - 1.3%                     Dresser, Inc. Second Lien Term Loan, 8.82%, 5/15/15                        2,500      2,364,583
                                    MEG Energy Corp. Delayed Draw Term Loan, 4.70%, 3/23/13                    1,248      1,176,653
                                    MEG Energy Corp. Term Loan B, 4.70%, 4/03/13                               1,225      1,152,520
                                                                                                                      -------------
                                                                                                                          7,509,358
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.6%     Bolthouse Farms, Inc. Second Lien Term Loan, 10.33%, 12/01/13              1,000        940,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    DS Waters LP Term Loan B, 7.119%, 11/15/12                            $    1,000  $     930,000
                                    Dole Food Co., Inc. Letter of Credit, 2.58% - 4.247%, 4/12/13                608        562,686
                                    Dole Food Co., Inc. Term Loan B, 4.75% - 7.125%, 4/12/13                   1,341      1,240,723
                                    Dole Food Co., Inc. Term Loan C, 4.75% - 7.125%, 4/04/13                   4,470      4,135,743
                                    McJunkin Corp. Term Loan B, 6.134%, 1/30/14                                  494        485,932
                                    Sturm Foods, Inc. First Lien Term Loan, 5.438%, 1/30/14                      990        770,550
                                    Sturm Foods, Inc. Second Lien Term Loan, 11.063%, 6/30/14                  1,250        700,000
                                                                                                                      -------------
                                                                                                                          9,765,634
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                Eight O'Clock Coffee First Lien Term Loan, 5.50%, 7/21/12                    907        870,348
                                    Jetro Holdings, Inc. Term Loan, 5.20%, 5/11/14                             1,938      1,821,250
                                                                                                                      -------------
                                                                                                                          2,691,598
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             Biomet, Inc. Term Loan B, 5.696%, 3/25/14                                  1,995      1,937,077
Supplies - 0.9%                     ReAble Therapeutics Finance LLC Term Loan,
                                    5.696%, 5/14/14                                                            3,491      3,395,241
                                                                                                                      -------------
                                                                                                                          5,332,318
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             CCS Medical First Lien Term Loan, 5.93%, 10/31/12                            477        407,816
Services - 1.0%                     Community Health Systems, Inc. Term Loan B, 4.733%, 6/18/14                2,856      2,692,653
                                    Rotech Healthcare, Inc. Term Loan B, 8.899% - 10.832%, 9/26/11             3,420      2,975,010
                                                                                                                      -------------
                                                                                                                          6,075,479
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               Golden Nugget, Inc. Term Loan Second Lien, 5.81% - 8.84%, 11/30/14         1,500      1,020,000
Leisure - 3.1%                      Green Valley Ranch Gaming LLC Term Loan, 6.335%, 8/30/14                     750        492,188
                                    Harrah's Entertainment, Inc. Term Loan B2, 6.244%, 1/29/15                   700        653,516
                                    Harrah's Entertainment, Inc. Term Loan B3, 5.92%, 1/29/15                    494        461,876
                                    Harrah's Operating Term Loan B, 5.92%, 1/31/15                               556        518,221
                                    Las Vegas Sands LLC Delay Draw Term Loan, 4.17%, 5/23/14                     800        735,334
                                    Las Vegas Sands LLC Term Loan B, 4.45%, 5/04/14                            3,176      2,919,274
                                    OSI Restaurant Partners, Inc. Revolving Credit, 4.878%, 5/15/14               75         64,718

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    OSI Restaurant Partners, Inc. Term Loan B, 5.0%, 5/15/14              $      887  $     763,659
                                    QCE LLC Second Lien Term Loan, 10.948%, 11/05/13                           6,000      4,890,000
                                    Venetian Macau US Finance Co. LLC Delay Draw Term Loan,
                                    7.45%, 5/25/12                                                             2,500      2,412,500
                                    Venetian Macau US Finance Co. LLC Term Loan B, 7.45%, 5/25/13              3,500      3,377,500
                                                                                                                      -------------
                                                                                                                         18,308,786
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%           American Residential Services Second Lien Term Loan,
                                    12.0%, 4/17/15 (n)                                                         3,000      2,956,963
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%           Spectrum Brands, Inc. Letter of Credit, 2.678%, 4/15/13                      282        268,056
                                    Spectrum Brands, Inc. Term Loan B-1, 5.69% - 7.096%, 4/15/13               4,125      3,922,096
                                                                                                                      -------------
                                                                                                                          4,190,152
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.0%                  Activant Solutions Term Loan B, 6.75% - 7.50%, 5/02/13                     3,686      3,262,423
                                    Audio Visual Services Corp. Second Lien Term Loan, 8.20%, 9/15/14          1,000        900,000
                                    Ceridian Corp. Term Loan, 5.59%, 11/07/14                                  3,500      3,062,500
                                    First Data Corp. Term Loan B, 5.446% - 7.634%, 9/24/14                     2,488      2,305,743
                                    First Data Corp. Term Loan B2, 5.349% - 5.446%, 9/24/14                    5,995      5,558,990
                                    First Data Corp. Term Loan B3, 5.446% - 7.634%, 9/24/14                    1,995      1,850,600
                                    RedPrairie Corp. Term Loan, 6.0%, 7/31/12                                    296        260,700
                                    RedPrairie Corp. Term Loan, 7.0% - 8.0%, 7/31/12                             887        780,961
                                                                                                                      -------------
                                                                                                                         17,981,917
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       TXU Corp. Term Loan B-2, 6.234% - 6.478%, 10/14/29                         3,990      3,754,682
Energy Traders - 1.3%               TXU Corp. Term Loan B-3, 6.478% - 6.596%, 10/10/14                         3,980      3,740,205
                                                                                                                      -------------
                                                                                                                          7,494,887
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                    Alliant Insurance Services Term Loan B, 5.696%, 10/23/14                     995        922,863
                                    USI Holdings Corp. Term Loan B, 5.45%, 5/15/14                               993        915,581
                                                                                                                      -------------
                                                                                                                          1,838,444
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                    Harrington Holdings, Inc. Term Loan, 5.113%, 1/15/14                         990        910,800
                                    Maxim Crane Term Loan B, 4.71% - 6.25%, 6/14/14                              993        982,575
                                    Navistar International Transportation Corp. Revolving Credit,
                                    5.17% - 6.149%, 6/30/12                                                    1,867      1,753,112

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Navistar International Transportation Corp. Term Loan,
                                    6.501%, 6/30/12                                                       $    5,133  $   4,821,057
                                    OshKosh Truck Corp. Term Loan B, 7.11%, 11/30/13                           1,975      1,885,301
                                    Rexnord Corp. Payment In Kind Term Loan, 10.058% - 12.131%, 3/02/13        1,200        942,271
                                                                                                                      -------------
                                                                                                                         11,295,116
-----------------------------------------------------------------------------------------------------------------------------------
Media - 10.9%                       Affinion Group, Inc. Term Loan, 11.678%, 3/01/12                           4,000      3,340,000
                                    Cequel Communications LLC Second Lien Term Loan,
                                    8.873% - 9.239%, 5/04/14                                                   9,799      8,402,936
                                    Cequel Communications LLC Term Loan B, 4.685% - 7.36%, 11/05/13            1,582      1,471,502
                                    Charter Communications, Inc. Term Loan B, 4.90%, 4/30/14                  11,721     10,408,712
                                    ClientLogic Holding Corp. Term Loan B,
                                    5.106% - 7.343%, 1/30/14                                                     973        778,768
                                    Easton-Bell Sports, Inc. Term Loan B, 8.98% - 8.99%, 5/01/12               4,251      3,841,471
                                    Education Media and Publishing First Lien Term Loan B,
                                    6.901%, 11/14/14                                                           5,053      4,623,523
                                    Education Media and Publishing Second Lien Term Loan,
                                    11.401%, 11/14/14                                                         18,205     15,109,943
                                    Ellis Communications Term Loan, 10.0%, 12/30/11                            6,330      5,063,981
                                    GateHouse Media Operating, Inc. Delay Draw Term Loan,
                                    4.72% - 5.09%, 9/15/14                                                       592        412,688
                                    GateHouse Media Operating, Inc. Term Loan B, 5.09%, 9/15/14                2,000      1,395,000
                                    Insight Midwest Holdings LLC Delay Draw Term Loan, 7.0%, 4/03/14           4,150      3,961,768
                                    Insight Midwest Holdings LLC Term Loan B, 7.36%, 4/06/14                   1,250      1,193,304
                                    Multicultural Radio Broadcasting Inc. Term Loan, 5.75%, 12/15/12             444        403,813
                                    NEP Supershooters, LP Term Loan B, 4.946%, 2/13/14                           990        895,120
                                    Penton Media Term Loan, 7.899%, 2/15/14                                    1,000        700,000
                                    ProSiebenSat.1 Media AG Term Loan B, 6.77%, 6/30/15                   EUR    500        539,892
                                    ProSiebenSat.1 Media AG Term Loan B, 7.02%, 6/30/16                        1,000      1,079,783
                                    Univision Communications, Inc. First Lien Term Loan, 4.954%, 9/30/14  $      168        141,380
                                    Univision Communications, Inc. First Lien Term Loan,
                                    7.072% - 7.21%, 9/30/14                                                    1,882      1,586,001
                                                                                                                      -------------
                                                                                                                         65,349,585
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%              Coleto Creek Letter of Credit, 5.446%, 7/31/13                        $      454  $     411,771
                                    Coleto Creek Term Loan B, 2.596%, 7/31/13                                     32         28,875
                                    Energy Transfer Equity LP Term Loan B, 4.508%, 11/01/12                      750        727,902
                                    NE Energy Second Lien Term Loan, 7.125%, 10/31/14                            750        652,500
                                    USPF Holdings Term Loan, 4.477%, 4/15/14                                     952        870,747
                                                                                                                      -------------
                                                                                                                          2,691,795
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%             Neiman Marcus Group, Inc. Term Loan, 4.758%, 4/06/13                       3,750      3,583,125
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.3%  Big West Oil & Gas Delay Draw Term Loan, 5.068%, 5/15/14                     219        204,531
                                    Big West Oil & Gas Term Loan B, 5.0%, 5/15/14                                774        724,041
                                    Petroleum Geo-Services ASA Term Loan B, 4.45%, 6/30/15                     1,907      1,842,317
                                    Scorpion Drilling Ltd. Second Lien Term Loan, 12.406%, 5/05/15             3,500      3,570,000
                                    Western Refining Co. LP Delay Draw Term Loan, 4.649%, 3/15/14                184        162,856
                                    Western Refining Co. LP Term Loan B, 4.649%, 3/15/14                       1,198      1,060,578
                                                                                                                      -------------
                                                                                                                          7,564,323
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.8%      Boise Cascade Holdings LLC Second Lien Term Loan, 7.50%, 2/05/15           1,500      1,501,340
                                    Verso Paper Holdings LLC Term Loan B, 9.078%, 2/01/13                      3,671      3,457,199
                                                                                                                      -------------
                                                                                                                          4,958,539
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%              Pharmaceutical Technologies & Services (PTS) Term Loan,
                                    4.946%, 4/15/14                                                            2,978      2,646,253
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Enclave First Lien Term Loan, 6.14%, 3/01/12                               4,000      3,477,200
Development - 1.2%                  Georgian Towers Term Loan, 6.14%, 3/01/12                                  4,000      3,394,800
                                    Yellowstone Club Term Loan B, 5.238%, 10/15/10                               438        357,232
                                                                                                                      -------------
                                                                                                                          7,229,232
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.1%                     Aspect Software Second Lien Term Loan, 11.50%, 7/05/12                     7,000      6,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.6%             ADESA, Inc. Term Loan B, 4.95%, 10/30/13                                   1,985      1,839,599
                                    Burlington Coat Factory Warehouse Corp. Term Loan B, 5.34%, 4/15/13          981        829,363
                                    Claire's Stores Term Loan B, 5.613% - 7.58%, 5/24/14                       1,484      1,180,066
                                                                                                                      -------------
                                                                                                                          3,849,028
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Senior Floating Rate Loan Interests                                     (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          David's Bridal, Inc. Term Loan B, 4.696%, 1/30/14                     $      990  $     863,775
Goods - 0.2%                        Renfro Corp. Term Loan B, 6.15% - 6.34%, 9/30/13                             740        592,112
                                                                                                                      -------------
                                                                                                                          1,455,887
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Centennial Cellular Operating Co. Term Loan,
Services - 1.1%                     4.696% - 5.085%, 2/09/11                                                   4,750      4,634,813
                                    IPC Systems First Lien Term Loan, 4.946%, 5/25/14                          1,985      1,521,834
                                    NG Wireless Term Loan, 5.446% - 5.613%, 7/31/14                              610        579,144
                                                                                                                      -------------
                                                                                                                          6,735,791
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Senior Floating Rate Loan Interests - 55.5%                                   333,505,928
-----------------------------------------------------------------------------------------------------------------------------------

                                    Common Stocks                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                     Delta Air Lines, Inc. (g)                                                221,600      1,362,840
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%            Neenah Enterprises Inc. (g)                                              144,858        517,143
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%              E*Trade Financial Corp. (g)                                              484,043      1,984,576
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                    GEO Specialty Chemicals, Inc. (g)                                        339,340        130,273
                                    GenTek Inc. (g)                                                              403         11,812
                                                                                                                      -------------
                                                                                                                            142,085
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               New Outsourcing Solutions, Inc. (g)                                       90,876        181,752
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.5%     Loral Space & Communications Ltd. (g)                                    150,354      2,915,364
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%       Smurfit Kappa Plc                                                         36,342        370,329
                                    Viskase Cos., Inc. (g)                                                 1,428,423        542,801
                                                                                                                      -------------
                                                                                                                            913,130
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%         Medis Technologies Ltd. (g)                                              286,757      1,775,026
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               HRP PIK Corp. Class B (b)(n)                                               5,000             50
Leisure - 0.0%                      Lodgian, Inc. (g)                                                         27,787        250,083
                                                                                                                      -------------
                                                                                                                            250,133
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%              CenterPoint Energy, Inc.                                                 375,937      6,368,373
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%      Western Forest Products, Inc. Restricted Shares (g)                      211,149        255,011
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Cypress Semiconductor Corp. (g)                                           17,839        497,351
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 2.9%                                                           17,162,784
-----------------------------------------------------------------------------------------------------------------------------------

                                    Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Par
                                    Capital Trusts                                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Citigroup, Inc., 8.40% (f)(o)                                         $    4,200      4,163,418
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Capital Trusts - 0.7%                                                           4,163,418
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Preferred Stocks                                                        Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.8%  EXCO Resources, Inc., 7% (a)(b)                                              179  $   2,148,000
                                    EXCO Resources, Inc., 11% (b)                                                737      8,844,000
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Stocks - 1.8%                                                        10,992,000
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Securities - 2.5%                                                    15,155,418
-----------------------------------------------------------------------------------------------------------------------------------

                                    Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%            Neenah Enterprises Inc. (expires 9/30/13)                                130,547        459,525
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                    GenTek Inc. Tranche B (expires 11/10/08)                                     471          7,866
                                    GenTek Inc. Tranche C (expires 11/10/10)                                     231          2,657
                                                                                                                      -------------
                                                                                                                             10,523
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             HealthSouth Corp. (expires 1/16/14)                                      126,761         31,690
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        Sirius Satellite Radio, Inc. (expires 5/15/09)                            15,000            150
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          American Tower Corp. (expires 8/01/08)                                     1,325        852,472
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Warrants - 0.2%                                                                 1,354,360
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                    Other Interests (j)                                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                     Delta Air Lines, Inc. Default 8.33% Escrow                            $    5,505         89,456
                                    Delta Air Lines, Inc. Default 10% Escrow                                   4,200         57,750
                                                                                                                      -------------
                                                                                                                            147,206
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%              Cambridge Industries, Inc. (Litigation Trust Certificates) (n)             3,615             36
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        Adelphia Escrow (n)                                                        7,500            750
                                    Adelphia Preferred Escrow (n)                                                  5              1
                                    Adelphia Recovery Trust (n)                                                9,406         37,624
                                    Adelphia Recovery Trust Series ACC-6B INT (n)                                500             50
                                                                                                                      -------------
                                                                                                                             38,425
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Other Interests - 0.0%                                                            185,667
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Securities
                                    (Cost - $916,803,907) - 132.4%                                                      795,819,126
-----------------------------------------------------------------------------------------------------------------------------------

                                    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC Cash Sweep Series, 2.63% (k)(l)            2,382      2,381,662
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $2,381,662) - 0.4%                                                            2,381,662
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments Before Options Written
                                    (Cost - $919,185,569*) - 132.8%                                                     798,200,788
-----------------------------------------------------------------------------------------------------------------------------------

                                    Options Written (h)                                                   Contracts+
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                        Pay a fixed rate of 0.93% and receive a floating rate based on
                                    3-month USD LIBOR, expiring July 2008,
                                    Broker Credit Suisse International                                             8        (48,128)
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                    Options Written (h)                                                   Contracts+      Value
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                         Receive a fixed rate of 0.93% and pay a floating rate based on
                                    3-month USD LIBOR, expiring July 2008,
                                    Broker Credit Suisse International                                             8  $    (310,344)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Options Written
                                    (Premiums Received - $480,000) - (0.0%)                                                (358,472)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments, Net of Options Written - 132.8%                                  797,842,316

                                    Liabilities in Excess of Other Assets - (32.8%)                                    (196,931,477)
                                                                                                                      -------------
                                    Net Assets - 100.0%                                                               $ 600,910,839
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 919,620,698
                                                                  =============
      Gross unrealized appreciation                               $  19,601,946
      Gross unrealized depreciation                                (141,021,856)
                                                                  -------------
      Net unrealized depreciation .                               $(121,419,910)
                                                                  =============

+     One contract represents a notional amount of $1,000,000.
(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d)   Issuer filed for bankruptcy or is in default of interest payments.
(e) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity. The security is non-income producing.
(f)   Variable rate security. Rate shown is as of report date.
(g)   Non-income producing security.
(h) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net
                                                  Activity              Interest
      Affiliate                                    (000)                 Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                         $ 2,382               $ 30,195
      --------------------------------------------------------------------------

(l)   Represents the current yield as of report date.
(m)   Represents a step bond.
(n)   Security is fair valued.
(o) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Forward foreign currency contracts as of May 31, 2008, were as follows:

      --------------------------------------------------------------------------
      Currency              Currency           Settlement            Unrealized
      Purchased             Sold                  Date              Appreciation
      --------------------------------------------------------------------------
      $   5,110,256         EUR 3,247,500        7/23/08              $ 71,418
      --------------------------------------------------------------------------

o     Swaps outstanding as of May 31, 2008 were as follows:

      ---------------------------------------------------------------------------------
                                                               Notional
                                                                Amount      Unrealized
                                                                 (000)     Depreciation
      ---------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company
      and receive 3.80%
      Broker, Lehman Brothers Special Finance
      Expires March 2010                                       $  10,000   $   (961,710)
      Sold credit default protection on BAA Ferovial Junior
      Term Loan and receive 2%
      Broker, Deutsche Bank AG London
      Expires June 2012                                        GBP 1,733        (99,421)
      Bought credit default protection on Dow Jones CDX
      North America High Yield Series 10 Index and pay 5%
      Broker, Morgan Stanley Capital Services
      Expires June 2013                                        $   8,991       (149,785)
      ---------------------------------------------------------------------------------
      Total                                                                $ (1,210,916)
                                                                           ============

o     Currency Abbreviations:
      EUR   Euro
      GBP   British Pound

BlackRock Debt Strategies Fund, Inc.

o Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

            --------------------------------------------------------------------
            Valuation                      Investments in        Other Financial
            Inputs                           Securities            Instruments*
            --------------------------------------------------------------------
            Level 1                        $  16,861,232           $ (358,472)
            Level 2                          778,343,902                   --
            Level 3                            2,995,654                   --
            --------------------------------------------------------------------
            Total                          $ 798,200,788           $ (358,472)
            ====================================================================
            * Other financial instruments are options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

            --------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
            --------------------------------------------------------------------
            Balance, as of February 29, 2008                        $ 2,994,080
            Accrued discounts/premiums                                       --
            Realized gain (loss)                                             --
            Change in unrealized appreciation (depreciation)              1,574
            Net purchases (sales)                                            --
            Net transfers in/out of Level 3                                  --
            --------------------------------------------------------------------
            Balance, as of May 31, 2008                             $ 2,995,654
            ====================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Debt Strategies Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: July 18, 2008